Shareholders' equity - Summary of Issued and Outstanding Common Shares (Details) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Shares issued and outstanding:
Balance at the beginning (in shares)	33,038,367	21,439,632
Shares issued as installment for shares to be issued (in shares)	0	11,838,457
Shares purchased and cancelled (in shares)	0	(108,622)
Shares returned from escrow and cancelled (in shares)	0	(142,124)
Shares issued upon exercise of options (in shares)	0	11,024
Shares issued upon exercise of RSUs (in shares)	301,792	0
Balance at the end (in shares)	33,340,159	33,038,367